Stock-Based Compensation (Tables)	12 Months Ended
Jun. 29, 2011
Stock Options [Member]
Transactions During Fiscal 2011

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 30, 2010	7,640	$21.52
Granted	786	19.07
Exercised	(1,726)	19.15
Forfeited or canceled	(563)	22.57

Options outstanding at June 29, 2011	6,137	$21.77	3.5	$19,599

Options exercisable at June 29, 2011	4,723	$22.62	2.5	$11,406

Restricted Share Awards [Member]
Transactions During Fiscal 2011

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 30, 2010	2,448	$17.40
Granted	1,051	12.72
Vested	(711)	24.28
Forfeited	(446)	13.07

Restricted share awards outstanding at June 29, 2011	2,342	$14.03